Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value measurements, recurring and nonrecurring

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities held in Trust Account	$115,658,994	$—	$—	$115,658,994
Total assets	$115,658,994	$—	$—	$115,658,994